Long-term Debt and Line of Credit (Q3)	9 Months Ended
Jun. 30, 2020
Long-term Debt and Line of Credit [Abstract]
Long-term Debt and Line of Credit
8.	Long-term Debt and Line of Credit

On February 11, 2020, in connection with the Offering, OneWater Inc entered into an Amended and Restated Credit and Guaranty Agreement (the “Term and Revolver Credit Facility”) by and among OneWater Inc, OneWater LLC and its subsidiaries, with Goldman Sachs Specialty Lending Group, L.P. The amendment, among other things, modified the terms to (i) increase the Revolving Facility from $5.0 million to $10.0 million, (ii) increase the maximum available under the Multi-Draw Term Loan from $60.0 million to $100.0 million, (iii) provide an uncommitted and discretionary multi-draw term loan accordion feature of up to $20.0 million, (iv) amend the repayment schedule of the Multi-Draw Term Loan to commence on March 31, 2022 (v) amend the scheduled maturity date of the Revolving Facility and Multi-Draw Term Loan to be February 11, 2025 and (vi) remove OWM BIP Investor, LLC as a lender. The Term and Revolver Credit Facility bears interest at a rate that is equal to LIBOR for such interest period (subject to a 1.50% floor) plus an applicable margin of up to 7.00%, subject to step-downs to be determined based on certain financial leverage ratio measures. The Term and Revolver Credit Facility includes the option for the Company to defer cash payments of interest for twelve months and add the accrued interest to the outstanding principal of the note payable. This election was made during the quarter ended March 31, 2020 and as a result, the interest rate will be increased by 2.0% for the corresponding twelve months.

Immediately upon closing of the Term and Revolver Credit Facility, the Company borrowed an additional $35.3 million on the Multi-Draw Term Loan.

Long-term debt consisted of the following at:

($ in thousands)	June 30, 2020	September 30, 2019
Multi-draw term note payable to Goldman Sachs Specialty Lending Group, L.P., secured and bearing interest at 10.0% at June 30, 2020 and September 30, 2019. The note requires quarterly principal payments of 1.25% of the aggregate principal balance commencing on March 31,2022 and maturing with a full repayment of the remaining balance on February 11, 2025	$104,144	$58,000
Revolving note payable for an amount up to $10.0 million to Goldman Sachs Specialty Lending Group, L.P	-	-
Note payable to Rambo Marine, Inc., unsecured and bearing interest at 7.5% per annum. The note requires annual interest payments, with a balloon payment of principal due on July 1, 2020	3,133	3,133
Note payable to commercial vehicle lenders secured by the value of the vehicles bearing interest at rates ranging from 0.0% to 8.9% per annum. The note requires monthly installment payments of principal and interest ranging from $100 to $5,600 through May 2026	2,511	2,371
Note payable to Central Marine Services, Inc., unsecured and bearing interest at 5.5% per annum. The note requires monthly interest payments, with a balloon payment of principal due on February 1, 2022	2,164	2,164
Note payable to Ocean Blue Yacht Sales, unsecured and bearing interest at 5.0% per annum. The note requires quarterly interest payments, with a balloon payment of principal due on February 1, 2022	1,920	1,920
Note payable to Lab Marine, Inc., unsecured and bearing interest at 6.0% per annum. The note requires annual interest payments, with a balloon payment of principal due on March 1, 2021	1,500	1,500
Note payable to Slalom Shop, LLC, unsecured and bearing interest at 5.0% per annum. The note requires quarterly interest payments, with a balloon payment of principal due on December 1, 2021	1,271	1,271
Note payable to Bosun’s Marine, Inc., unsecured and bearing interest at 4.5% per annum. The note requires annual interest payments with a balloon payment due on June 1, 2021	1,227	1,227
Note payable to Rebo, Inc., unsecured and bearing interest at 5.5% per annum. The note requires annual interest payments with a balloon payment due on April 1, 2021	1,000	1,000
Note payable to Texas Marine, Inc., unsecured and bearing interest at 4.5% per annum. The note requires annual interest payments, with a balloon payment of principal due on August 1, 2020	815	815
Note payable to Marina Mikes, LLC, unsecured and bearing interest at 5.0% per annum. The note was repaid in full	-	2,125
Note payable to Sunrise Marine, Inc. and Sunrise Marine of Alabama, Inc., unsecured and bearing interest at 6.0% per annum. The note was repaid in full	-	1,400
	119,685	76,926
Less current portion	(8,435)	(11,124)
Less unamortized portion of debt issuance costs	(2,470)	(1,013)
	$108,780	$64,789